Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2017
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$1,000	$28	6.70	$3,600	$16	1.55
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,772	5	6.73	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	373	8	.05
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,632	7	.10	1,326	2	.04
Sell	15,291	10	.89	4,511	10	.03
Options
Purchased	4,985	65	7.57	–	–	–
Written	1,285	21	.10	5	–	.05
Receive fixed/pay floating swaps	2,019	5	16.49	5,469	–	8.43
Pay fixed/receive floating swaps	4,844	21	7.69	46	1	6.70
Foreign exchange forward contracts	147	1	.02	669	8	.04
Equity contracts	45	–	1.10	88	1	.58
Credit contracts	1,559	–	3.41	3,779	1	3.16
Other(a)	–	–	–	1,164	125	2.50
Total	$36,579	$163		$21,030	$172

December 31, 2016
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$2,550	$49	4.28	$1,250	$12	2.32
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,272	108	8.63	2,787	35	.83
Net investment hedges
Foreign exchange forward contracts	1,347	15	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,748	13	.09	1,722	18	.05
Sell	2,278	129	.08	4,214	43	.09
Options
Purchased	1,565	43	8.60	–	–	–
Written	1,073	25	.07	12	1	.06
Receive fixed/pay floating swaps	6,452	26	11.48	1,561	16	6.54
Pay fixed/receive floating swaps	4,705	13	6.51	2,320	9	7.80
Foreign exchange forward contracts	849	6	.02	867	6	.02
Equity contracts	11	–	.40	102	1	.57
Credit contracts	1,397	–	3.38	3,674	2	3.57
Other(a)	19	–	.03	830	106	3.42
Total	$27,266	$427		$19,339	$249
(a)	Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $1.2 billion, $125 million and 2.50 years at December 31, 2017, respectively, compared to $811 million, $106 million and 3.50 years at December 31, 2016, respectively. In addition, includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $19 million at December 31, 2016.

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2017
Interest rate contracts
Receive fixed/pay floating swaps	$28,681	$679	5.71	$59,990	$840	4.27
Pay fixed/receive floating swaps	63,038	860	4.20	25,093	602	5.76
Options
Purchased	29,091	22	1.61	880	14	4.24
Written	880	15	4.24	27,056	20	1.50
Futures
Sell	7,007	4	1.21	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	24,099	656	.81	23,440	636	.83
Options
Purchased	4,026	83	1.20	–	–	–
Written	–	–	–	4,026	83	1.20
Total	$156,822	$2,319		$140,485	$2,195

December 31, 2016
Interest rate contracts
Receive fixed/pay floating swaps	$38,501	$930	4.07	$39,403	$632	4.89
Pay fixed/receive floating swaps	36,671	612	4.99	40,324	996	4.07
Options
Purchased	14,545	51	1.85	125	2	1.37
Written	125	3	1.37	13,518	50	1.70
Futures
Buy	306	–	1.96	7,111	7	.90
Foreign exchange rate contracts
Forwards, spots and swaps	20,664	849	.58	19,640	825	.60
Options
Purchased	2,376	98	1.67	–	–	–
Written	–	–	–	2,376	98	1.67
Total	$113,188	$2,543		$122,497	$2,610

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2017	2016	2015	2017	2016	2015

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts(a)	$(3)	$46	$(15)	$(19)	$(76)	$(120)
Net investment hedges
Foreign exchange forward contracts	(56)	33	101	–	–	–
Non-derivative debt instruments	(46)	–	–	–	–	–

Note: Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2017, 2016 and 2015.

(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest expense.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2017	2016	2015

Asset and Liability Management Positions
Fair value hedges(a)
Interest rate contracts	Other noninterest income	$(28)	$(31)	$7
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	24	101	186
Purchased and written options	Mortgage banking revenue	237	331	191
Receive fixed/pay floating swaps	Mortgage banking revenue	255	226	139
Pay fixed/receive floating swaps	Mortgage banking revenue	(220)	(140)	(33)
Foreign exchange forward contracts	Commercial products revenue	(69)	(14)	108
Equity contracts	Compensation expense	1	1	(1)
Credit contracts	Other noninterest income	3	1	2
Other	Other noninterest income	(1)	(39)	–

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(876)	(708)	360
Pay fixed/receive floating swaps	Other noninterest income	943	769	(320)
Purchased and written options	Other noninterest income	(24)	(5)	3
Futures	Other noninterest income	(3)	(6)	1
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	92	88	74
Purchased and written options	Commercial products revenue	2	(1)	2
(a)	Gains (Losses) on items hedged by interest rate contracts included in noninterest income (expense), were $28 million, $31 million and $(7) million for the years ended December 31, 2017, 2016 and 2015, respectively. The ineffective portion was immaterial for the years ended December 31, 2017, 2016 and 2015.